Balance Sheet (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current Assets
Cash	$ 66,656	$ 2,000
Prepaid expenses	8,500
Total current assets	75,156	2,000
Other assets
Deposit	48,000
Total assets	123,156	2,000
Current liabilities
Accrued interest - related party	6,214
Accrued liabilities - related party	32,000
Taxes payable	2,000	1,200
Note payable - related party	18,873
Total current liabilities	59,087	1,200
Note payable - related party, net of current portion	138,920
Total liabilities	198,007	1,200
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none outstanding
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,565,000 and 20,000,000 shares issued and outstanding as of September 30, 2014 and December 31, 2013, respectively	1,457	2,000
Stock subscription receivable	(457)
Additional paid-in capital	75,700	700
Deficit accumulated during the development stage	(151,551)	(1,900)
Total stockholders' equity (deficit)	(74,851)	800
Total Liabilities and Stockholders' Equity	$ 123,156	$ 2,000